Investment Strategy - The Snowball ETF	Mar. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) whose investment objective is long-term capital growth. The Fund seeks to achieve its investment objective by investing in equity securities (e.g. common and preferred stock). The Fund primarily invests in securities of U.S. issuers and may invest in securities of issuers of foreign developed markets through investments in American Depositary Receipts (“ADRs”).

The Fund’s investment strategy is to generally invest in equity securities of companies that exhibit strong capital appreciation potential. Snowball Advisors, LLC (“Snowball” or the “Sub-Adviser”) assembles the Fund’s portfolio based on applying fundamental analysis and valuation models to a select universe of companies in order to identify investment opportunities. The Sub-Adviser employs a qualitative analysis approach based upon the Sub-Adviser’s fundamental research on individual securities and asset classes. The Sub-Adviser’s research focuses on identifying and modeling companies operating in established and growing industries, which may include industries supported by durable demand, favorable competitive dynamics, and long-term growth drivers. The Sub-Adviser evaluates companies that have demonstrated the ability to grow market share, exercise pricing power (i.e., the ability to sustain or increase prices without a commensurate decline in demand or unit volumes), maintain a competitive advantage (“moat”), generate attractive return on invested capital (“ROIC”), and generally exhibit strong cash flow generation.

While the Sub-Adviser manages risk by generally diversifying among major market sectors, the Sub-Adviser may emphasize a particular business sector or sectors based on market opportunities. The Sub-Adviser does not limit the Fund’s investments to any particular market capitalization but generally focuses on large capitalization companies. The Fund may borrow for investment purposes. The Fund may purchase instruments that involve the use of investment leverage, such as options and total return swaps, in order to enhance the Fund’s return or as a substitute for a position or security. Traditional exchange-traded options contracts have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Based on the Sub-Adviser’s focus on qualitative stock selection, the Fund will typically own a limited number of stocks (generally 15 to 25 companies) at any given time. The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified funds.

Under normal circumstances, the Fund will be fully invested; however, the Sub-Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.

The Sub-Adviser will use various criteria in determining whether to sell an investment, which may include whether the stock price is approaching its target, deterioration in the company's competitive position, poor execution by the company's management, or identification of more attractive alternative investment ideas.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will be fully invested; however, the Sub-Adviser may also invest its assets in cash and cash equivalents, or money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions, which may result in the Fund not achieving its investment objective.